REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
REVENUE AND COST OF SALES
Concentrate Sales	$ 13,974	$ 11,599	$ 40,994	$ 31,429
Provisional Pricing Adjustments	642	717	802	(70)
Total Revenue	$ 14,616	$ 12,316	$ 41,796	$ 31,359